Impairment losses - Goodwill (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Impairment losses
Goodwill	€ 31,884	€ 31,731
Germany. | Vodafone
Impairment losses
Goodwill	20,335	20,335
Germany. | Vantage Towers
Impairment losses
Goodwill	2,565	2,565
Italy.
Impairment losses
Goodwill	2,481	2,481
Other
Impairment losses
Goodwill	€ 6,503	€ 6,350